Warrants (Details 1) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Warrants
Balance at beginning		€ 15,271	€ 52,932
Fair value movement on warrants exercised	[1]		3,211
Warrants exercised - foreign exchange differences	[2]		67
Fair value movement on warrants unexercised (including exchange differences)		(7,620)	(31,565)	[1]
Derecognition of warrant liability on exercise	[3]		(9,374)
Balance at ending		€ 7,651	€ 15,271

[1]	recognised in profit or loss - Adjustments to the fair value of derivatives – warrants (€28,354)
[2]	recognised in profit or loss - Other finance income
[3]	recognised in equity – Share premium